Prepaid Expenses and Othe Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Government authorities	[1]	$ 14	$ 16
Prepaid expenses		71	94
Total		$ 85	$ 110

[1]	The government authorities are monetary items, which are denominated in or linked to NIS.